LEADERSHARES ACTIVIST LEADERS ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.0%
	AEROSPACE & DEFENSE - 4.0%
16,568	Howmet Aerospace, Inc.	$ 847,288
90,298	Mercury Systems, Inc.(a)	3,429,518
		4,276,806
	ASSET MANAGEMENT - 7.1%
200,879	Invesco Ltd.	3,374,767
115,381	Janus Henderson Group plc	3,386,433
14,156	KKR & Company, Inc.	840,583
		7,601,783
	AUTOMOTIVE - 3.1%
176,189	Dana, Inc.	3,344,067

	BIOTECH & PHARMA - 9.6%
348,540	Bausch Health Companies, Inc.(a)	3,384,323
253,181	Innoviva, Inc.(a)	3,430,603
303,363	Ironwood Pharmaceuticals, Inc.(a)	3,364,296
		10,179,222
	CHEMICALS - 0.8%
4,998	Rogers Corporation(a)	842,713

	CONSTRUCTION MATERIALS - 3.2%
151,886	MDU Resources Group, Inc.	3,359,717

	CONSUMER SERVICES - 3.2%
98,265	Upbound Group, Inc.	3,402,917

	CONTAINERS & PACKAGING - 3.1%
35,993	Crown Holdings, Inc.	3,338,711

	ELECTRIC UTILITIES - 4.8%
411,323	Algonquin Power & Utilities Corporation	3,397,529
21,408	FirstEnergy Corporation	843,261
48,309	PG&E Corporation(a)	850,721
		5,091,511

LEADERSHARES ACTIVIST LEADERS ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	ELECTRICAL EQUIPMENT - 0.8%
14,307	National Instruments Corporation	$ 844,113

	ENGINEERING & CONSTRUCTION - 0.8%
9,672	AECOM	841,464

	FOOD - 3.2%
65,685	TreeHouse Foods, Inc.(a)	3,390,003

	GAS & WATER UTILITIES - 3.2%
51,267	Southwest Gas Holdings, Inc.	3,380,546

	HOME & OFFICE PRODUCTS - 3.1%
300,392	Newell Brands, Inc.	3,352,375

	INTERNET MEDIA & SERVICES - 3.9%
44,191	GoDaddy, Inc., Class A(a)	3,406,684
28,999	Pinterest, Inc., Class A(a)	840,681
		4,247,365
	LEISURE FACILITIES & SERVICES - 6.3%
432	Chipotle Mexican Grill, Inc.(a)	847,705
10,049	Papa John's International, Inc.	831,052
44,007	Restaurant Brands International, Inc.	3,369,176
11,024	Shake Shack, Inc., Class A(a)	856,124
39,398	Wendy's Company (The)	846,663
		6,750,720
	METALS & MINING - 0.8%
38,065	Peabody Energy Corporation	854,179

	OIL & GAS PRODUCERS - 1.6%
15,782	California Resources Corporation	841,970
22,846	CVR Energy, Inc.	839,362
		1,681,332

LEADERSHARES ACTIVIST LEADERS ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	PUBLISHING & BROADCASTING - 3.2%
82,516	New York Times Company (The), Class A	$ 3,363,352

	REAL ESTATE OWNERS & DEVELOPERS - 3.1%
39,662	Howard Hughes Corporation(a)	3,348,662

	REAL ESTATE SERVICES - 0.8%
10,134	CBRE Group, Inc., Class A(a)	844,264

	RETAIL - DISCRETIONARY - 8.0%
91,411	Bath & Body Works, Inc.	3,387,692
46,634	Freshpet, Inc.(a)	3,429,463
40,311	Guess?, Inc.	846,128
51,243	Hertz Global Holdings, Inc.(a)	863,445
		8,526,728
	SOFTWARE - 4.0%
10,774	CommVault Systems, Inc.(a)	839,618
27,804	Evolent Health, Inc., Class A(a)	844,963
43,257	Gen Digital, Inc.	841,349
10,046	New Relic, Inc.(a)	843,663
7,755	Splunk, Inc.(a)	840,099
		4,209,692
	TECHNOLOGY HARDWARE - 7.0%
31,453	NCR Corporation(a)	845,457
51,953	Seagate Technology Holdings PLC	3,299,016
207,499	Xerox Holdings Corporation	3,315,833
		7,460,306
	TECHNOLOGY SERVICES - 9.5%
960,146	Conduent, Inc.(a)	3,322,105
173,964	Green Dot Corporation, Class A(a)	3,400,996
23,101	Insight Enterprises, Inc.(a)	3,388,686
		10,111,787
	TELECOMMUNICATIONS - 0.8%
52,799	DigitalBridge Group, Inc.	845,840

LEADERSHARES ACTIVIST LEADERS ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Fair Value
TOTAL COMMON STOCKS (Cost $97,584,304)	$ 105,490,175

TOTAL INVESTMENTS – 99.0% (Cost $97,584,304)	$ 105,490,175
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%	975,108
NET ASSETS - 100.0%	$ 106,465,283

(a)	Non-income producing security.

LTD	- Limited Company
PLC	- Public Limited Company

Diversification of Assets
Country	% of Net Assets
United States	80.0%
Canada	9.5%
Jersey	3.2%
Bermuda	3.2%
Ireland	3.1%
Total	99.0%
Other Assets Less Liabilities - Net	1.0%
Grand Total	100.0%

LEADERSHARES ALPHAFACTOR TACTICAL FOCUSED ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.0%
	BANKING - 3.7%
109,129	Popular, Inc.	$ 7,917,309

	CHEMICALS - 3.3%
244,388	Huntsman Corporation	7,275,430

	COMMERCIAL SUPPORT SERVICES - 3.1%
83,187	ManpowerGroup, Inc.	6,561,791

	CONSTRUCTION MATERIALS - 3.3%
50,514	Owens Corning	7,071,455

	CONSUMER SERVICES - 3.3%
64,069	Grand Canyon Education, Inc.(a)	6,954,690

	FOOD - 3.6%
313,262	Pilgrim's Pride Corporation(a)	7,759,500

	HEALTH CARE FACILITIES & SERVICES - 6.2%
70,068	Cardinal Health, Inc.	6,409,120
23,596	Cigna Group (The)	6,963,180
		13,372,300
	LEISURE FACILITIES & SERVICES - 16.3%
95,643	Boyd Gaming Corporation	6,534,330
56,046	Choice Hotels International, Inc.	7,328,015
53,599	Marriott Vacations Worldwide Corporation	6,888,007
163,205	Travel + Leisure Company	6,647,340
96,025	Wyndham Hotels & Resorts, Inc.	7,482,267
		34,879,959
	OIL & GAS PRODUCERS - 17.5%
192,493	APA Corporation	7,794,042
148,870	HF Sinclair Corporation	7,754,638
56,686	Marathon Petroleum Corporation	7,540,372
93,154	PDC Energy, Inc.	7,069,457

LEADERSHARES ALPHAFACTOR TACTICAL FOCUSED ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	OIL & GAS PRODUCERS - 17.5% (Continued)
56,601	Valero Energy Corporation	$ 7,296,435
		37,454,944
	RETAIL - DISCRETIONARY - 3.2%
29,495	Lowe's Companies, Inc.	6,909,794

	SPECIALTY FINANCE - 9.9%
245,529	Ally Financial, Inc.	7,498,455
419,412	MGIC Investment Corporation	7,020,957
195,555	Synchrony Financial	6,754,470
		21,273,882
	STEEL - 3.4%
24,625	Reliance Steel & Aluminum Company	7,211,678

	TECHNOLOGY HARDWARE - 6.6%
78,929	Dolby Laboratories, Inc., Class A	6,993,899
215,802	HP, Inc.	7,084,779
		14,078,678
	TECHNOLOGY SERVICES - 3.0%
16,547	S&P Global, Inc.	6,527,957

	TRANSPORTATION & LOGISTICS - 6.5%
70,617	CH Robinson Worldwide, Inc.	7,074,410
55,230	Expeditors International of Washington, Inc.	7,030,779
		14,105,189
	TRANSPORTATION EQUIPMENT - 3.2%
116,662	Allison Transmission Holdings, Inc.	6,846,893

	WHOLESALE - DISCRETIONARY - 2.9%
113,799	LKQ Corporation	6,235,047

	TOTAL COMMON STOCKS (Cost $189,630,579)	212,436,496

LEADERSHARES ALPHAFACTOR TACTICAL FOCUSED ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Fair Value
TOTAL INVESTMENTS – 99.0% (Cost $189,630,579)	$ 212,436,496
OTHER ASSETS IN EXCESS OF LIABILITIES- 1.0%	2,289,128
NET ASSETS - 100.0%	$ 214,725,624

(a)	Non-income producing security.

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.0%
	ADVERTISING & MARKETING - 0.8%
17,702	Omnicom Group, Inc.	$ 1,497,943

	AEROSPACE & DEFENSE - 2.9%
3,654	Lockheed Martin Corporation	1,631,036
3,679	Northrop Grumman Corporation	1,637,155
24,742	Textron, Inc.	1,924,185
		5,192,376
	APPAREL & TEXTILE PRODUCTS - 1.9%
3,201	Deckers Outdoor Corporation(a)	1,740,352
39,174	Tapestry, Inc.	1,690,358
		3,430,710
	ASSET MANAGEMENT - 3.9%
11,138	Affiliated Managers Group, Inc.	1,544,172
5,039	Ameriprise Financial, Inc.	1,755,840
7,724	LPL Financial Holdings, Inc.	1,771,577
16,156	Raymond James Financial, Inc.	1,778,290
		6,849,879
	CHEMICALS - 4.0%
4,148	NewMarket Corporation	1,873,652
32,466	Olin Corporation	1,872,639
46,967	Univar Solutions, Inc.(a)	1,697,387
45,005	Valvoline, Inc.	1,708,840
		7,152,518
	CONSTRUCTION MATERIALS - 2.0%
9,057	Eagle Materials, Inc.	1,669,839
12,787	Owens Corning	1,790,052
		3,459,891
	CONSUMER SERVICES - 2.0%
16,204	Grand Canyon Education, Inc.(a)	1,758,945
25,902	Service Corp International	1,726,368
		3,485,313
	ELECTRIC UTILITIES - 2.0%
18,693	Consolidated Edison, Inc.	1,773,218

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	ELECTRIC UTILITIES - 2.0% (Continued)
64,245	Vistra Corporation	$ 1,802,715
		3,575,933
	ENGINEERING & CONSTRUCTION - 1.0%
35,170	WillScot Mobile Mini Holdings Corporation(a)	1,686,402

	FOOD - 1.0%
11,422	J M Smucker Company (The)	1,720,724

	HEALTH CARE FACILITIES & SERVICES - 5.5%
17,748	Cardinal Health, Inc.	1,623,410
3,787	Elevance Health, Inc.	1,786,062
5,533	HCA Healthcare, Inc.	1,509,458
3,758	Humana, Inc.	1,716,767
3,933	McKesson Corporation	1,582,639
20,509	Tenet Healthcare Corporation(a)	1,532,638
		9,750,974
	HOME CONSTRUCTION - 3.0%
13,883	DR Horton, Inc.	1,763,419
13,442	Lennar Corporation, Class A	1,704,849
21,673	PulteGroup, Inc.	1,828,984
		5,297,252
	INDUSTRIAL INTERMEDIATE PROD - 0.9%
5,811	Valmont Industries, Inc.	1,538,462

	INSTITUTIONAL FINANCIAL SERVICES - 1.0%
28,237	SEI Investments Company	1,778,649

	INSURANCE - 4.0%
24,085	Aflac, Inc.	1,742,309
29,131	American International Group, Inc.	1,756,017
23,351	Hartford Financial Services Group, Inc. (The)	1,678,470
66,746	Old Republic International Corporation	1,840,187
		7,016,983

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	INTERNET MEDIA & SERVICES - 4.1%
13,966	Alphabet, Inc., Class A(a)	$ 1,853,567
618	Booking Holdings, Inc.(a)	1,835,954
5,845	Meta Platforms, Inc., Class A(a)	1,862,217
7,447	VeriSign, Inc.(a)	1,570,945
		7,122,683
	LEISURE FACILITIES & SERVICES - 5.2%
24,214	Boyd Gaming Corporation	1,654,300
11,537	Hilton Worldwide Holdings, Inc.	1,793,888
8,953	Madison Square Garden Sports Corporation	1,904,751
9,115	Marriott International, Inc., Class A	1,839,498
38,291	MGM Resorts International	1,944,034
		9,136,471
	MEDICAL EQUIPMENT & DEVICES - 1.9%
1,263	Mettler-Toledo International, Inc.(a)	1,588,185
3,223	Thermo Fisher Scientific, Inc.	1,768,331
		3,356,516
	OIL & GAS PRODUCERS - 17.8%
48,738	APA Corporation	1,973,402
11,005	Cheniere Energy, Inc.	1,781,269
10,678	Chevron Corporation	1,747,561
16,167	ConocoPhillips	1,903,179
66,702	Coterra Energy, Inc.	1,836,973
34,508	Devon Energy Corporation	1,863,432
41,018	EQT Corporation	1,730,139
15,638	Exxon Mobil Corporation	1,677,019
37,748	HF Sinclair Corporation	1,966,293
72,519	Marathon Oil Corporation	1,905,074
14,365	Marathon Petroleum Corporation	1,910,832
28,390	Occidental Petroleum Corporation	1,792,261
43,896	Ovintiv, Inc.	2,023,167
23,610	PDC Energy, Inc.	1,791,763
17,603	Phillips 66	1,963,615
8,109	Pioneer Natural Resources Company	1,829,958

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	OIL & GAS PRODUCERS - 17.8% (Continued)
14,349	Valero Energy Corporation	$ 1,849,730
		31,545,667
	PUBLISHING & BROADCASTING - 1.1%
10,030	Nexstar Media Group, Inc.	1,872,802

	RETAIL - DISCRETIONARY - 9.5%
10,210	AutoNation, Inc.(a)	1,643,606
673	AutoZone, Inc.(a)	1,670,198
7,363	Avis Budget Group, Inc.(a)	1,621,995
12,260	Builders FirstSource, Inc.(a)	1,770,712
5,424	Home Depot, Inc.	1,810,747
7,469	Lowe's Companies, Inc.	1,749,763
4,432	Lululemon Athletica, Inc.(a)	1,677,645
1,760	O'Reilly Automotive, Inc.(a)	1,629,390
10,093	Penske Automotive Group, Inc.	1,629,212
3,570	Ulta Beauty, Inc.(a)	1,587,936
		16,791,204
	SEMICONDUCTORS - 5.0%
8,638	Analog Devices, Inc.	1,723,540
1,938	Broadcom, Inc.	1,741,584
3,459	KLA Corporation	1,777,753
2,602	Lam Research Corporation	1,869,511
11,639	Universal Display Corporation	1,697,897
		8,810,285
	SOFTWARE - 1.0%
62,798	Dropbox, Inc., Class A(a)	1,692,406

	SPECIALTY FINANCE - 1.0%
106,108	MGIC Investment Corporation	1,776,248

	STEEL - 1.9%
10,318	Nucor Corporation	1,775,625
15,549	Steel Dynamics, Inc.	1,657,212
		3,432,837

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	TECHNOLOGY HARDWARE - 1.9%
8,723	Apple, Inc.	$ 1,713,634
11,680	Arrow Electronics, Inc.(a)	1,664,867
		3,378,501
	TECHNOLOGY SERVICES - 5.7%
4,922	CACI International, Inc., Class A(a)	1,724,866
13,357	Fiserv, Inc.(a)	1,685,787
4,287	Mastercard, Inc., Class A	1,690,278
4,183	S&P Global, Inc.	1,650,235
7,420	Verisk Analytics, Inc.	1,698,735
9,211	WEX, Inc.(a)	1,744,103
		10,194,004
	TELECOMMUNICATIONS - 0.9%
12,114	T-Mobile US, Inc.(a)	1,668,946

	TRANSPORTATION & LOGISTICS - 5.1%
17,878	CH Robinson Worldwide, Inc.	1,791,018
49,535	CSX Corporation	1,650,506
13,984	Expeditors International of Washington, Inc.	1,780,163
4,558	Old Dominion Freight Line, Inc.	1,912,035
19,864	Ryder System, Inc.	2,029,109
		9,162,831
	TRANSPORTATION EQUIPMENT - 1.0%
29,557	Allison Transmission Holdings, Inc.	1,734,700

	TOTAL COMMON STOCKS (Cost $157,698,483)	175,110,110

	TOTAL INVESTMENTS - 99.0% (Cost $157,698,483)	$ 175,110,110
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.0%	1,732,396
	NET ASSETS - 100.0%	$ 176,842,506

(a)	Non-income producing security.

LEADERSHARES EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 8.7%
	AEROSPACE & DEFENSE - 0.2%
545	Boeing Company (The)(a)	$ 130,173
62	Lockheed Martin Corporation	27,675
1,413	Raytheon Technologies Corporation	124,245
		282,093
	APPAREL & TEXTILE PRODUCTS - 0.1%
1,243	NIKE, Inc., Class B	137,215

	ASSET MANAGEMENT - 0.1%
142	BlackRock, Inc.	104,916
576	Charles Schwab Corporation	38,074
		142,990
	AUTOMOTIVE - 0.1%
3,653	Ford Motor Company	48,256
1,327	General Motors Company	50,917
		99,173
	BANKING - 0.7%
6,662	Bank of America Corporation	213,184
1,916	Citigroup, Inc.	91,317
2,745	JPMorgan Chase & Company	433,600
386	PNC Financial Services Group, Inc.	52,840
1,292	Truist Financial Corporation	42,920
1,349	US Bancorp	53,528
3,525	Wells Fargo & Company	162,714
		1,050,103
	BEVERAGES - 0.1%
1,356	Coca-Cola Company	83,977

	BIOTECH & PHARMA - 0.2%
955	Johnson & Johnson	159,991
448	Zoetis, Inc.	84,264
		244,255
	CABLE & SATELLITE - 0.1%
97	Charter Communications, Inc., Class A(a)	39,303

LEADERSHARES EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 8.7% (Continued)
	CABLE & SATELLITE - 0.1% (Continued)
4,067	Comcast Corporation, Class A	$ 184,073
		223,376
	CHEMICALS - 0.2%
678	Dow, Inc.	38,287
433	DuPont de Nemours, Inc.	33,614
235	Ecolab, Inc.	43,038
224	PPG Industries, Inc.	32,234
223	Sherwin-Williams Company (The)	61,659
		208,832
	CONSTRUCTION MATERIALS - 0.0%(b)
59	Martin Marietta Materials, Inc.	26,341

	DATA CENTER REIT - 0.1%
270	Digital Realty Trust, Inc.	33,647
89	Equinix, Inc.	72,083
		105,730
	DIVERSIFIED INDUSTRIALS - 0.2%
528	3M Company	58,872
552	Emerson Electric Company	50,425
1,020	General Electric Company	116,525
641	Honeywell International, Inc.	124,438
131	Illinois Tool Works, Inc.	34,495
		384,755
	E-COMMERCE DISCRETIONARY - 0.4%
4,697	Amazon.com, Inc.(a)	627,894

	ELECTRIC UTILITIES - 0.4%
499	American Electric Power Company, Inc.	42,285
345	Consolidated Edison, Inc.	32,727
316	Constellation Energy Corporation	30,541
830	Dominion Energy, Inc.	44,447
765	Duke Energy Corporation	71,619
374	Edison International	26,913
980	Exelon Corporation	41,023

LEADERSHARES EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 8.7% (Continued)
	ELECTRIC UTILITIES - 0.4% (Continued)
1,986	NextEra Energy, Inc.	$ 145,574
490	Public Service Enterprise Group, Inc.	30,929
1,088	Southern Company	78,706
539	Xcel Energy, Inc.	33,811
		578,575
	ELECTRICAL EQUIPMENT - 0.1%
808	Carrier Global Corporation	48,116
396	Otis Worldwide Corporation	36,020
108	Rockwell Automation, Inc.	36,319
100	Roper Technologies, Inc.	49,306
		169,761
	ENTERTAINMENT CONTENT - 0.1%
1,786	Walt Disney Company(a)	158,757
2,138	Warner Bros Discovery, Inc.(a)	27,944
		186,701
	FOOD - 0.0%(b)
782	Kraft Heinz Company (The)	28,293
623	Mondelez International, Inc., Class A	46,183
		74,476
	GAS & WATER UTILITIES - 0.0%(b)
190	American Water Works Company, Inc.	28,012

	HEALTH CARE FACILITIES & SERVICES - 0.2%
153	AmerisourceBergen Corporation	28,596
529	Centene Corporation(a)	36,020
144	Cigna Group (The)	42,494
1,245	CVS Health Corporation	92,988
89	HCA Healthcare, Inc.	24,280
69	McKesson Corporation	27,766
		252,144
	HEALTH CARE REIT - 0.0%(b)
491	Welltower, Inc.	40,336

LEADERSHARES EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 8.7% (Continued)
	HOME CONSTRUCTION - 0.0%(b)
249	Lennar Corporation, Class A	$ 31,581

	HOUSEHOLD PRODUCTS - 0.2%
358	Colgate-Palmolive Company	27,301
225	Estee Lauder Companies, Inc., Class A	40,500
1,030	Procter & Gamble Company	160,989
		228,790
	INDUSTRIAL REIT - 0.2%
906	Prologis, Inc.	113,023

	INDUSTRIAL SUPPORT SERVICES - 0.0%(b)
63	United Rentals, Inc.	29,275

	INFRASTRUCTURE REIT - 0.0%(b)
210	American Tower Corporation, A	39,965
417	Crown Castle, Inc.	45,157
		85,122
	INSTITUTIONAL FINANCIAL SERVICES - 0.3%
693	Bank of New York Mellon Corporation	31,434
338	CME Group, Inc.	67,248
313	Goldman Sachs Group, Inc.	111,387
534	Intercontinental Exchange, Inc.	61,303
1,260	Morgan Stanley	115,367
		386,739
	INSURANCE - 0.5%
527	Aflac, Inc.	38,123
254	Allstate Corporation	28,621
692	American International Group, Inc.	41,714
1,720	Berkshire Hathaway, Inc., Class B(a)	605,370
167	Marsh & McLennan Companies, Inc.	31,466
612	MetLife, Inc.	38,538
350	Prudential Financial, Inc.	33,772
		817,604

LEADERSHARES EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 8.7% (Continued)
	INTERNET MEDIA & SERVICES - 0.7%
35	Booking Holdings, Inc.(a)	$ 103,978
2,166	Meta Platforms, Inc., Class A(a)	690,088
411	Netflix, Inc.(a)	180,417
		974,483
	LEISURE FACILITIES & SERVICES - 0.1%
266	McDonald's Corporation	77,991
547	Starbucks Corporation	55,559
		133,550
	MACHINERY - 0.1%
199	Caterpillar, Inc.	52,769
120	Parker-Hannifin Corporation	49,201
231	Xylem, Inc.	26,045
		128,015
	MEDICAL EQUIPMENT & DEVICES - 0.3%
811	Abbott Laboratories	90,289
270	Becton Dickinson and Company	75,227
650	Boston Scientific Corporation(a)	33,703
567	Edwards Lifesciences Corporation(a)	46,534
363	GE HealthCare Technologies, Inc.	28,314
147	Illumina, Inc.(a)	28,246
166	Intuitive Surgical, Inc.(a)	53,850
322	Stryker Corporation	91,259
68	West Pharmaceutical Services, Inc.	25,027
203	Zimmer Biomet Holdings, Inc.	28,044
		500,493
	METALS & MINING - 0.0%(b)
773	Newmont Corporation	33,177

	OIL & GAS PRODUCERS - 0.1%
1,892	Kinder Morgan, Inc.	33,507
435	Phillips 66	48,525
347	Valero Energy Corporation	44,732
		126,764

LEADERSHARES EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 8.7% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 0.1%
956	Baker Hughes Company	$ 34,215
861	Halliburton Company	33,648
633	Schlumberger Ltd.	36,929
		104,792
	RETAIL - CONSUMER STAPLES - 0.2%
143	Costco Wholesale Corporation	80,176
635	Kroger Company (The)	30,886
450	Target Corporation	61,412
1,355	Walmart, Inc.	216,610
		389,084
	RETAIL - DISCRETIONARY - 0.2%
471	Home Depot, Inc.	157,239
177	Lowe's Companies, Inc.	41,466
327	Ross Stores, Inc.	37,487
398	TJX Companies, Inc.	34,439
		270,631
	RETAIL REIT - 0.0%(b)
669	Realty Income Corporation	40,789
315	Simon Property Group, Inc.	39,249
		80,038
	SEMICONDUCTORS - 0.3%
699	Advanced Micro Devices, Inc.(a)	79,966
258	Analog Devices, Inc.	51,479
157	Broadcom, Inc.	141,088
4,173	Intel Corporation	149,268
1,121	Micron Technology, Inc.	80,028
319	Texas Instruments, Inc.	57,420
		559,249
	SOFTWARE - 0.9%
236	Adobe, Inc.(a)	128,896
81	ANSYS, Inc.(a)	27,710
127	Intuit, Inc.	64,986
3,010	Microsoft Corporation	1,011,119
606	Oracle Corporation	71,041

LEADERSHARES EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 8.7% (Continued)
	SOFTWARE - 0.9% (Continued)
945	Salesforce, Inc.(a)	$ 212,634
		1,516,386
	SPECIALTY FINANCE - 0.1%
287	American Express Company	48,469
367	Capital One Financial Corporation	42,946
		91,415
	TECHNOLOGY HARDWARE - 0.2%
3,965	Cisco Systems, Inc.	206,339
734	Corning, Inc.	24,912
		231,251
	TECHNOLOGY SERVICES - 0.3%
479	Cognizant Technology Solutions Corporation, Class A	31,628
557	Fidelity National Information Services, Inc.	33,632
880	International Business Machines Corporation	126,878
78	Moody's Corporation	27,515
1,089	PayPal Holdings, Inc.(a)	82,568
312	S&P Global, Inc.	123,087
		425,308
	TELECOMMUNICATIONS - 0.2%
6,943	AT&T, Inc.	100,812
4,064	Verizon Communications, Inc.	138,501
		239,313
	TOBACCO & CANNABIS - 0.1%
825	Altria Group, Inc.	37,472
688	Philip Morris International, Inc.	68,607
		106,079
	TRANSPORTATION & LOGISTICS - 0.3%
1,022	CSX Corporation	34,053
612	Delta Air Lines, Inc.	28,311
225	FedEx Corporation	60,739
219	Norfolk Southern Corporation	51,156
295	Union Pacific Corporation	68,446
702	United Parcel Service, Inc., Class B	131,365
		374,070

LEADERSHARES EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Shares		Fair Value
	COMMON STOCKS — 8.7% (Continued)
	TRANSPORTATION EQUIPMENT - 0.0%(b)
488	PACCAR, Inc.	$ 42,031

	WHOLESALE - CONSUMER STAPLES - 0.0%(b)
493	Sysco Corporation	37,621

	TOTAL COMMON STOCKS (Cost $11,880,356)	13,002,623

	EXCHANGE-TRADED FUNDS — 90.3%
	EQUITY - 90.3%
568,581	iShares Core MSCI Emerging Markets ETF	29,696,986
244,506	SPDR Portfolio Emerging Markets ETF	8,892,683
22,990	SPDR Portfolio S&P 500 Growth ETF	1,445,841
417,294	SPDR S&P 600 Small Cap Growth ETF	33,721,528
470,859	SPDR S&P 600 Small Cap Value ETF	38,535,100
516,538	Vanguard FTSE Emerging Markets ETF	22,247,292
	TOTAL EXCHANGE-TRADED FUNDS (Cost $123,199,861)	134,539,430

	TOTAL INVESTMENTS - 99.0% (Cost $135,080,217)	$ 147,542,053
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%	1,464,850
	NET ASSETS - 100.0%	$ 149,006,903

ETF	- Exchange-Traded Fund
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.

LEADERSHARES DYNAMIC YIELD ETF
SCHEDUALE OF INVESTMENTS (Unaudited)
July 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 50.6%
	AEROSPACE & DEFENSE — 2.9%
398,000	Boeing Company (The)		4.8750	05/01/25	$ 393,137
545,000	Boeing Company (The)		2.1960	02/04/26	502,936
408,000	Boeing Company (The)		5.1500	05/01/30	404,552
355,000	Boeing Company (The)		5.7050	05/01/40	354,567
355,000	Boeing Company (The)		5.8050	05/01/50	357,001
355,000	Boeing Company (The)		5.9300	05/01/60	354,124
398,000	RTX Corporation		4.1250	11/16/28	382,178
355,000	RTX Corporation		4.5000	06/01/42	320,029
					3,068,524
	BANKING — 11.0%
545,000	Bank of America Corporation(a)	SOFRRATE + 0.960%	1.7340	07/22/27	488,643
535,000	Bank of America Corporation(a)	US0003M + 1.040%	3.4190	12/20/28	493,193
408,000	Bank of America Corporation Series N(a)	US0003M + 1.310%	4.2710	07/23/29	387,653
408,000	Bank of America Corporation(a)	US0003M + 1.210%	3.9740	02/07/30	379,540
555,000	Bank of America Corporation(a)	US0003M + 0.990%	2.4960	02/13/31	465,138
555,000	Bank of America Corporation(a)	SOFRRATE + 1.320%	2.6870	04/22/32	459,655
586,000	Bank of America Corporation(a)	SOFRRATE + 1.930%	2.6760	06/19/41	413,692
566,000	Bank of America Corporation(a)	SOFRRATE + 1.580%	3.3110	04/22/42	436,394
443,000	Bank of America Corporation B(a)	US0003M + 3.150%	4.0830	03/20/51	369,091
535,000	Citigroup, Inc.(a)	SOFRRATE + 2.842%	3.1060	04/08/26	512,318
408,000	Citigroup, Inc.		4.4500	09/29/27	392,227
408,000	Citigroup, Inc.(a)	SOFRRATE + 3.914%	4.4120	03/31/31	383,687
555,000	Citigroup, Inc.(a)	SOFRRATE + 2.107%	2.5720	06/03/31	463,261
535,000	JPMorgan Chase & Company(a)	SOFRRATE + 1.850%	2.0830	04/22/26	503,332
545,000	JPMorgan Chase & Company(a)	SOFRRATE + 0.885%	1.5780	04/22/27	490,799
555,000	JPMorgan Chase & Company(a)	SOFRRATE + 1.510%	2.7390	10/15/30	481,695
408,000	JPMorgan Chase & Company(a)	SOFRRATE + 3.790%	4.4930	03/24/31	391,431
555,000	JPMorgan Chase & Company(a)	SOFRRATE + 1.250%	2.5800	04/22/32	460,365

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 50.6% (Continued)
	BANKING — 11.0% (Continued)
296,000	JPMorgan Chase & Company		6.4000	05/15/38	$ 330,212
443,000	JPMorgan Chase & Company(a)	US0003M + 1.380%	3.9640	11/15/48	364,274
463,000	JPMorgan Chase & Company(a)	SOFRRATE + 1.580%	3.3280	04/22/52	339,076
535,000	Wells Fargo & Company		3.0000	04/22/26	503,664
535,000	Wells Fargo & Company		3.0000	10/23/26	498,738
545,000	Wells Fargo & Company(a)	SOFRRATE + 2.100%	2.3930	06/02/28	487,626
545,000	Wells Fargo & Company(a)	US0003M + 1.170%	2.8790	10/30/30	471,110
566,000	Wells Fargo & Company(a)	SOFRRATE + 2.530%	3.0680	04/30/41	416,015
331,000	Wells Fargo & Company(a)	US0003M + 4.240%	5.0130	04/04/51	308,638
					11,691,467
	BEVERAGES — 1.6%
404,000	Anheuser-Busch Companies, LLC / Anheuser-Busch		3.6500	02/01/26	391,043
351,000	Anheuser-Busch Companies, LLC / Anheuser-Busch		4.7000	02/01/36	340,294
337,000	Anheuser-Busch Companies, LLC / Anheuser-Busch		4.9000	02/01/46	319,017
327,000	Anheuser-Busch InBev Worldwide, Inc.		4.7500	01/23/29	325,767
327,000	Anheuser-Busch InBev Worldwide, Inc.		5.5500	01/23/49	339,230
					1,715,351
	BIOTECH & PHARMA — 4.4%
535,000	AbbVie, Inc.		2.6000	11/21/24	515,181
535,000	AbbVie, Inc.		3.6000	05/14/25	518,518
535,000	AbbVie, Inc.		2.9500	11/21/26	502,008
545,000	AbbVie, Inc.		3.2000	11/21/29	493,495
419,000	AbbVie, Inc.		4.0500	11/21/39	364,537
365,000	AbbVie, Inc.		4.2500	11/21/49	312,764
355,000	Amgen, Inc.		4.6630	06/15/51	312,679
296,000	AstraZeneca plc		6.4500	09/15/37	336,865
282,000	Bristol-Myers Squibb Company		3.4000	07/26/29	262,800
355,000	Bristol-Myers Squibb Company		4.2500	10/26/49	307,228
296,000	GlaxoSmithKline Capital, Inc.		6.3750	05/15/38	336,242
286,000	Pfizer, Inc.		7.2000	03/15/39	350,081
					4,612,398

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 50.6% (Continued)
	CABLE & SATELLITE — 1.3% (Continued)
398,000	Comcast Corporation	4.1500	10/15/28	$ 385,442
229,000	Comcast Corporation	4.6000	10/15/38	212,673
233,000	Comcast Corporation	4.7000	10/15/48	214,746
439,000	Comcast Corporation	2.8870	11/01/51	291,484
455,000	Comcast Corporation	2.9370	11/01/56	292,881
				1,397,226
	DIVERSIFIED INDUSTRIALS — 0.3%
248,000	General Electric Company	6.7500	03/15/32	278,451

	E-COMMERCE DISCRETIONARY — 0.7%
408,000	Amazon.com, Inc.	3.1500	08/22/27	385,004
355,000	Amazon.com, Inc.	4.0500	08/22/47	314,186
				699,190
	FOOD — 3.5%
656,000	Kraft Heinz Foods Company	3.0000	06/01/26	620,518
656,000	Kraft Heinz Foods Company	3.8750	05/15/27	629,086
271,000	Kraft Heinz Foods Company	4.2500	03/01/31	256,469
363,000	Kraft Heinz Foods Company(b)	7.1250	08/01/39	401,883
486,000	Kraft Heinz Foods Company	5.0000	06/04/42	454,684
476,000	Kraft Heinz Foods Company	5.2000	07/15/45	450,160
496,000	Kraft Heinz Foods Company	4.3750	06/01/46	420,098
486,000	Kraft Heinz Foods Company	4.8750	10/01/49	442,470
				3,675,368
	HEALTH CARE FACILITIES & SERVICES — 3.7%
398,000	Cigna Group (The)	4.3750	10/15/28	384,875
355,000	Cigna Group (The)	4.9000	12/15/48	327,518
308,000	CVS Health Corporation	4.3000	03/25/28	298,268
355,000	CVS Health Corporation	4.7800	03/25/38	327,494
355,000	CVS Health Corporation	5.1250	07/20/45	325,981
355,000	CVS Health Corporation	5.0500	03/25/48	323,507
465,000	HCA, Inc.	5.3750	02/01/25	462,498
465,000	HCA, Inc.	5.8750	02/15/26	466,361
465,000	HCA, Inc.	5.6250	09/01/28	466,772
666,000	HCA, Inc.	3.5000	09/01/30	585,425

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 50.6% (Continued)
	HEALTH CARE FACILITIES & SERVICES — 3.7% (Continued)				$ 3,968,699

	INSTITUTIONAL FINANCIAL SERVICES — 3.5%
535,000	Goldman Sachs Group, Inc. (The)		3.5000	04/01/25	516,228
408,000	Goldman Sachs Group, Inc. (The)(a)	US0003M + 1.301%	4.2230	05/01/29	386,997
555,000	Goldman Sachs Group, Inc. (The)(a)	SOFRRATE + 1.281%	2.6150	04/22/32	455,127
306,000	Goldman Sachs Group, Inc. (The)		6.7500	10/01/37	331,526
296,000	Goldman Sachs Group, Inc. (The)		6.2500	02/01/41	317,623
408,000	Morgan Stanley		3.8750	01/27/26	393,758
545,000	Morgan Stanley(a)	SOFRRATE + 0.879%	1.5930	05/04/27	489,115
408,000	Morgan Stanley(a)	US0003M + 1.628%	4.4310	01/23/30	389,107
555,000	Morgan Stanley Series GMTN(a)	SOFRRATE + 1.143%	2.6990	01/22/31	473,657
					3,753,138
	LEISURE FACILITIES & SERVICES — 0.2%
232,000	Royal Caribbean Cruises Ltd.(b)		5.5000	04/01/28	218,873

	MEDICAL EQUIPMENT & DEVICES — 0.3%
331,000	Abbott Laboratories		4.9000	11/30/46	330,213

	METALS & MINING — 0.4%
476,000	Freeport-McMoRan, Inc.		5.4500	03/15/43	443,790

	OIL & GAS PRODUCERS — 1.6%
221,000	Cheniere Energy Partners, L.P.		4.0000	03/01/31	196,860
158,000	ConocoPhillips		6.5000	02/01/39	180,619
325,000	ConocoPhillips Company		4.0250	03/15/62	261,762
465,000	Continental Resources Inc/OK(b)		5.7500	01/15/31	449,162
296,000	Shell International Finance BV		6.3750	12/15/38	332,687
355,000	Shell International Finance BV		4.3750	05/11/45	318,797
					1,739,887
	REAL ESTATE INVESTMENT TRUSTS — 0.2%
217,000	SBA Communications Corporation		3.1250	02/01/29	183,095

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 50.6% (Continued)
	RETAIL - DISCRETIONARY — 0.3%
296,000	Home Depot, Inc. (The)	5.8750	12/16/36	$ 321,105

	SEMICONDUCTORS — 0.7%
463,000	Broadcom, Inc.(b)	3.1370	11/15/35	354,756
463,000	Broadcom, Inc.(b)	3.1870	11/15/36	350,069
				704,825
	SOFTWARE — 3.2%
535,000	Microsoft Corporation	2.4000	08/08/26	501,374
398,000	Microsoft Corporation	3.3000	02/06/27	381,876
586,000	Microsoft Corporation	2.5250	06/01/50	398,923
566,000	Microsoft Corporation	2.9210	03/17/52	413,225
625,000	Microsoft Corporation	2.6750	06/01/60	413,213
535,000	Oracle Corporation	2.5000	04/01/25	510,459
625,000	Oracle Corporation	3.6000	04/01/50	443,247
635,000	Oracle Corporation	3.8500	04/01/60	442,699
				3,505,016
	TECHNOLOGY HARDWARE — 1.9%
535,000	Apple, Inc.	3.2500	02/23/26	516,255
419,000	Apple, Inc.	3.8500	05/04/43	372,002
331,000	Apple, Inc.	4.6500	02/23/46	324,509
331,000	Dell International, LLC / EMC Corporation	6.0200	06/15/26	335,630
476,000	Western Digital Corporation	4.7500	02/15/26	454,980
				2,003,376
	TECHNOLOGY SERVICES — 0.8%
535,000	Visa, Inc.	3.1500	12/14/25	513,058
355,000	Visa, Inc.	4.3000	12/14/45	328,817
				841,875
	TELECOMMUNICATIONS — 6.8%
214,000	AT&T, Inc.	4.3500	03/01/29	203,640
214,000	AT&T, Inc.	4.3000	02/15/30	200,351
441,000	AT&T, Inc.	2.5500	12/01/33	340,622
451,000	AT&T, Inc.	3.5000	09/15/53	306,177
461,000	AT&T, Inc.	3.5500	09/15/55	310,559
564,000	AT&T, Inc.	3.8000	12/01/57	392,351

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 50.6% (Continued)
	TELECOMMUNICATIONS — 6.8% (Continued)
461,000	AT&T, Inc.	3.6500	09/15/59	$ 307,205
286,000	British Telecommunications plc	9.6250	12/15/30	351,575
286,000	Deutsche Telekom International Finance BV	8.7500	06/15/30	338,546
286,000	Orange S.A.	9.0000	03/01/31	349,005
398,000	Verizon Communications, Inc.	4.1250	03/16/27	385,143
398,000	Verizon Communications, Inc.	4.3290	09/21/28	382,197
408,000	Verizon Communications, Inc.	4.0160	12/03/29	380,529
555,000	Verizon Communications, Inc.	2.5500	03/21/31	460,362
353,000	Verizon Communications, Inc.	4.5000	08/10/33	329,512
566,000	Verizon Communications, Inc.	3.4000	03/22/41	429,342
353,000	Verizon Communications, Inc.	4.8620	08/21/46	318,638
453,000	Verizon Communications, Inc.	3.5500	03/22/51	327,967
463,000	Verizon Communications, Inc.	3.7000	03/22/61	327,840
382,000	Vodafone Group plc	4.3750	05/30/28	376,905
355,000	Vodafone Group plc	5.2500	05/30/48	330,825
				7,149,291
	TOBACCO & CANNABIS — 0.5%
545,000	BAT Capital Corporation	3.5570	08/15/27	506,252

	TRANSPORTATION & LOGISTICS — 0.8%
184,250	American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)	5.5000	04/20/26	181,674
211,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)	5.7500	04/20/29	204,433
465,000	Delta Air Lines, Inc.	7.3750	01/15/26	483,129
				869,236
	TOTAL CORPORATE BONDS (Cost $59,902,899)			53,676,646

	U.S. GOVERNMENT & AGENCIES — 10.7%
	U.S. TREASURY NOTES — 10.7%
5,734,000	United States Treasury Note	1.5000	02/29/24	5,606,936
5,813,000	United States Treasury Note	1.5000	02/15/25	5,501,800
125,000	United States Treasury Note	1.6250	05/15/31	105,481
105,000	United States Treasury Note	2.2500	05/15/41	79,129

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 10.7% (Continued)
	U.S. TREASURY NOTES — 10.7% (Continued)
69,000	United States Treasury Note	2.3750	05/15/51	$ 49,714
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $11,784,048)			11,343,060

	SHORT-TERM INVESTMENTS — 37.3%
	U.S. TREASURY BILLS — 37.3%
25,271,000	United States Treasury Note(c)	0.0000	08/10/23	25,237,800
14,500,000	United States Treasury Note(c)	0.0000	09/28/23	14,376,747
	TOTAL SHORT-TERM INVESTMENTS (Cost $39,619,427)			39,614,547

	TOTAL INVESTMENTS - 98.6% (Cost $111,306,374)			$ 104,634,253
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.4%			1,495,898
	NET ASSETS - 100.0%			$ 106,130,151

LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme

SOFRRATE	United States SOFR Secured Overnight Financing Rate
US0003M	ICE LIBOR USD 3 Month

(a)	Variable rate security: the rate shown represents the rate on July 31, 2023.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2023 the total market value of 144A securities is 2,160,850 or 2.0% of net assets.
(c)	Zero coupon bond.